Commitments and contingencies (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 29, 2026
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	€ 5,425,000
Payments for Rent	16,000
Lease, Cost	16,000
AGC Biologics SpA [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeding fee	1,554,484
Aggregate invoiced amounts	€ 2,402,385
AGC Biologics SpA [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate invoiced amounts				€ 847,901
OSR [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalties	4.00%
San Raffaele Hospital [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Costs and expenses, related party	€ 2,800,000	€ 1,800,000	€ 2,500,000
Manufacturing costs	€ 13,700,000
Original OSR License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other commitments description	In particular, consistent with the terms of the Original OSR License Agreement, the ARLA continues to require the Company to invest (a) at least €5,425,000 with respect to the development of the licensed products, and (b) at least €2,420,000 with respect to the manufacturing of such licensed products (subject to certain adjustments).
AGC Biologics Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contract cost	€ 300,000
Technology transfer fee	€ 500,000
Master Service Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Production costs		€ 3,500,000